Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Other Components of Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 09, 2023
Miscellaneous equity [abstract]
Treasury stock	₩ (202,295)	₩ (1,009,798)	₩ (100,000)
Gain or loss on disposal of treasury stock	(41,503)	(8,658)
Share-based payments	6,222	4,068
Others	(334,576)	(418,692)
Total	₩ (572,152)	₩ (1,433,080)